CORRECTION OF IMMATERIAL ERRORS - Schedule of unaudited condensed consolidated interim statements of changes in stockholders' equity (deficit) (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Dec. 31, 2024
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated deficit	$ (49,157,769)	$ (33,430,431)				$ (16,886,815)
Total stockholders' equity (deficit)	$ 29,777,946	$ 24,900,552				$ (5,890,456)
Correction of immaterial errors [Member] | As previously reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated deficit			$ (23,148,134)	$ (21,098,224)	$ (19,284,443)
Total stockholders' equity (deficit)			(5,495,295)	(3,565,520)	(4,292,691)
Correction of immaterial errors [Member] | Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated deficit			(748,625)	(376,125)	(255,479)
Total stockholders' equity (deficit)			(748,625)	(376,125)	(255,479)
Correction of immaterial errors [Member] | As corrected [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Accumulated deficit			(23,896,759)	(21,474,349)	(19,539,922)
Total stockholders' equity (deficit)			$ (6,243,920)	$ (3,941,645)	$ (4,548,170)